Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	SOL-GEL TECHNOLOGIES LTD.
Entity Central Index Key	0001684693
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	18,949,968
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018